SUBSIDIARIES	12 Months Ended
Mar. 31, 2022
SUBSIDIARIES

32 SUBSIDIARIES

The Group’s subsidiaries at March 31, 2022 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group. The country of incorporation or registration is also their principal business place of business. Particulars of the subsidiaries as of March 31, 2022 are as follows:

Name of entity	Place of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
8i Enterprises Acquisition Corp	British Virgin Islands	Investment holding	1 ordinary share of US$1 each	Direct 100%
Diginex Limited	Hong Kong	Investment holding and provision of support services to the Group	1,779,708 ordinary shares (US$83,478,807)	Indirect 100%
10,000 ordinary shares (HK$10,000)
Eqonex (HK) Limited (formerly known as Diginex Strategic Limited)	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	Indirect 100%
DigitalTech Global Limited (formerly known as Diginex Global Limited)	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	Indirect 100%
Eqonex Solutions Limited (formerly known as Diginex Solutions Limited)	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	Indirect 100%
Eqonex Solutions Pte Limited (formerly known as Diginex Solutions Pte Limited)	Singapore	Technology service provider	10,000 ordinary shares of par value $1 each	Indirect 100%
Digital Software Technology Pte. Ltd.	Singapore	Technology service provider	1 ordinary share of SG$1	Indirect 100%
Eqonex Financial Services Limited (formerly known as Diginex Financial Services Limited)	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	indirect 100%
Eqonex Markets Limited (formerly known as Diginex Markets Limited)	Hong Kong	Financial trading	10,000 ordinary shares (HK$10,000)	Indirect 100%
Diginex Capital (Hong Kong) Limited	Hong Kong	Not yet commenced business	10,000 ordinary shares (HK$10,000)	Indirect 100%
Bletchley Park Asset Management (Hong Kong) Limited	Hong Kong	Fund Investment Manager	9,935,369 ordinary shares (HK$9,935,369)	Indirect 100%
Eqonex SA (formerly known as Diginex SA)	Switzerland	Fund Investment Manager	100,000 ordinary shares of CHF1 each	Indirect 100%
EQONEX Capital Pte. Ltd. (formerly known as Diginex Capital Pte. Limited)	Singapore	Provision of Digital Asset Exchange	100,000 ordinary shares of SG$1 each	Indirect 100%

Digital Markets Ltd	Republic of Seychelles	Risk management trading	1 ordinary share of US$1	Indirect 100%
Digital Software Technology Vietnam Limited Liability Company	Vietnam	Technology service provider	Share capital of VND54,584,500	Indirect 100%
Digital Management Ltd	Republic of Seychelles	Financial trading	1 ordinary share of US$100	Indirect 100%
Digital Software Technology Ltd	Republic of Seychelles	Technology service provider	1 ordinary share of US$100	Indirect 100%
Eqonex Digital Technology Limited	Gibraltar	Financial trading	1 ordinary share of GBP 1	Indirect 100%
Eqonex Ventures Limited (formerly known as Diginex Ventures Limited)	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	Indirect 100%
深圳市數塊鏈科技有限公司 (“Diginex Limited China”)	The People’s Republic of China	Not yet commenced business	Registered capital of RMB300,000	Indirect 100%
Diginex Data Centre Services Limited	Hong Kong	Data Centre Services	10,000 ordinary shares (HK$10,000)	Indirect 100%
Diginex Co., Ltd. (Korea)	Republic of Korea	Not yet commenced business	20,000 ordinary shares of KRW 500 each	Indirect 100%
Eqonex GmbH (formerly known as Diginex GmbH)	Germany	Software development	25,000 ordinary shares of EUR1 each	Indirect 100%
Diginex Global Market Holdings Limited	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	Indirect 100%
Diginex Capital (Jersey) Limited	Jersey	Not yet commenced business	1,000,000 ordinary shares of par value USD0.01 each	Indirect 100%
Diginex (UK) Limited	United Kingdom	Investment holding	8,350 ordinary shares of GBP1p each	Indirect 100%
DigivaultLimited	United Kingdom	Provision of digital asset custody	3,400 ordinary shares of GBP1p each 600 ordinary B shares of GBP1p each	Indirect 100% (2021: 85%) note (a)
1,650 preference shares of GBP1 each
Digivault GmbH	Germany	Inactive	25,000 ordinary shares of EUR1	Indirect 100% (2021: 85%)
Bletchley Park Asset Management Jersey Limited	Jersey	Fund investment manager	10,000 ordinary shares of US$1 each	Indirect 100%
EQONEX Investment Products S.A.R.L. (formerly known as EQUOS Investment Products S.A.R.L.)	Luxembourg	Not yet commenced business	12,000 ordinary shares of EUR1 each	Indirect 100%
Eqonex Capital Limited (formerly known as Diginex Capital Limited)	United Kingdom	Financial services	1 ordinary share of GBP1	Indirect 100%

Note (a) – On 28 February 2022, Diginex Limited acquired 15% of Digivault Limited from the holders in exchange for 1,464,291 shares in Eqonex Limited. Post the transaction, Diginex Limited holds 100% of the issued share capital of Digivault Limited. Should substantially all the shares of Digivault be sold within 12 months of this transaction for consideration in excess of $100m, the sellers of the 15% will be entitled to 5% of any amounts received above $100m, pro rata subject to the percentage of Digivault shares sold.

During the year ended 31 March 2021 the Group closed Diginex Asset Management (Cayman) Limited, Digivault (Jersey) Limited and Diginex Japan Limited. These entities are no longer consolidated.